Other Long-Term Financial Liabilities (Details) - Schedule of Other Long-Term Financial Liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of other long-term financial liabilities [Line Items]
Security deposits	$ 1,189	$ 1,106
Satellite performance incentive payments	13,749	18,557
Other long-term financial liabilities	$ 14,938	$ 19,663